FVM - Movements of level 3 instruments (Narrative) (Detail) SFr in Billions	3 Months Ended
Jun. 30, 2018 CHF (SFr)
Disclosure Of Fair Value Measurement [Line Items]
Transfers Into Level 3 Of Fair Value Hierarchy Assets	SFr 1.0
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	SFr 0.2
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Assets	reflecting decreased observability of the respective bond price equivalent inputs.
Description Of Reasons For Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	due to increased observability of the respective equity volatility inputs.
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	SFr 1.7
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	SFr 4.1
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	due to decreased observability of the embedded derivative inputs.
Description Of Reasons For Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	resulting from changes in the observability of the respective OCA curve and equity volatility inputs used to determine the fair value of these instruments.